Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE REAL ASSETS FUND, INC.
Entity Central Index Key	0001486048
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000090373
Shareholder Report [Line Items]
Fund Name	Real Assets Fund
Class Name	Investor Class
Trading Symbol	PRAFX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Real Assets Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Assets Fund - Investor Class	$45	0.89%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

AssetsNet	$ 10,320,097,000
Holdings Count | Holding	344
InvestmentCompanyPortfolioTurnover	17.10%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$10,320,097
Number of Portfolio Holdings	344

Additional Fund Statistics Significance or Limits [Text Block]

Portfolio Turnover Rate	17.1%

Holdings [Text Block]

Industry Allocation (as a % of Net Assets)

Diversified Metals & Mining	10.1%
Gold	9.8
Industrial Real Estate Investment Trusts	6.9
Integrated Oil & Gas	6.7
Steel	6.6
Oil & Gas Exploration & Production	5.4
Multi-Family Residential Real Estate Investment Trusts	5.1
Retail Real Estate Investment Trusts	4.5
Copper	3.4
Other	41.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

BHP Group	2.9%
Prologis	2.8
Equinix	2.7
Exxon Mobil	1.9
Public Storage	1.8
Welltower	1.8
Freeport-McMoRan	1.7
Simon Property Group	1.6
American Tower	1.5
AvalonBay Communities	1.4

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000159678
Shareholder Report [Line Items]
Fund Name	Real Assets Fund
Class Name	I Class
Trading Symbol	PRIKX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Real Assets Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Assets Fund - I Class	$34	0.67%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

AssetsNet	$ 10,320,097,000
Holdings Count | Holding	344
InvestmentCompanyPortfolioTurnover	17.10%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$10,320,097
Number of Portfolio Holdings	344

Additional Fund Statistics Significance or Limits [Text Block]

Portfolio Turnover Rate	17.1%

Holdings [Text Block]

Industry Allocation (as a % of Net Assets)

Diversified Metals & Mining	10.1%
Gold	9.8
Industrial Real Estate Investment Trusts	6.9
Integrated Oil & Gas	6.7
Steel	6.6
Oil & Gas Exploration & Production	5.4
Multi-Family Residential Real Estate Investment Trusts	5.1
Retail Real Estate Investment Trusts	4.5
Copper	3.4
Other	41.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

BHP Group	2.9%
Prologis	2.8
Equinix	2.7
Exxon Mobil	1.9
Public Storage	1.8
Welltower	1.8
Freeport-McMoRan	1.7
Simon Property Group	1.6
American Tower	1.5
AvalonBay Communities	1.4

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000219347
Shareholder Report [Line Items]
Fund Name	Real Assets Fund
Class Name	Z Class
Trading Symbol	TRZRX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Real Assets Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Assets Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

AssetsNet	$ 10,320,097,000
Holdings Count | Holding	344
InvestmentCompanyPortfolioTurnover	17.10%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$10,320,097
Number of Portfolio Holdings	344

Additional Fund Statistics Significance or Limits [Text Block]

Portfolio Turnover Rate	17.1%

Holdings [Text Block]

Industry Allocation (as a % of Net Assets)

Diversified Metals & Mining	10.1%
Gold	9.8
Industrial Real Estate Investment Trusts	6.9
Integrated Oil & Gas	6.7
Steel	6.6
Oil & Gas Exploration & Production	5.4
Multi-Family Residential Real Estate Investment Trusts	5.1
Retail Real Estate Investment Trusts	4.5
Copper	3.4
Other	41.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

BHP Group	2.9%
Prologis	2.8
Equinix	2.7
Exxon Mobil	1.9
Public Storage	1.8
Welltower	1.8
Freeport-McMoRan	1.7
Simon Property Group	1.6
American Tower	1.5
AvalonBay Communities	1.4

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless